Income Taxes (Details) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current tax
- Hong Kong	HKD 81	HKD 62	HKD 1,303
- PRC	118	0	0
- Other countries	1,042	232	1,866
Income Tax Expense (Benefit)	HKD 1,241	HKD 294	HKD 3,169